Other Liabilities, Provisions, Contingencies and Commitments - Changes in Balance of Provisions Recorded (Parenthetical) (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Indemnifiable assets	$ 4,510	$ 8,081
Indirect taxes [Member]
Disclosure of financial liabilities [line items]
Tax claims	7,840
Deductibility of a tax goodwill	5,321
Contingencies guaranteed agreements	8,081
Indemnifiable assets	$ 1,874